Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax
19.	Income Tax

Total income tax expense is allocated as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Income from operations	$15,934	$10,357	$19,336	$4,759
Shareholders' equity, for
- unrealized gains (losses) on investment securities	266	489	(118)	(302)
- unrealized gains (losses) on derivative instruments	(7,919)	(1,172)	1,956	(20)
- pension	—	535	(272)	(182)
- gratuity	69	(316)	(43)	14
- tax benefit arising on exercise of stock options	—	(364)	(1,330)	(814)

Total	$8,350	$9,529	$19,529	$3,455

Income tax expense attributable to income from continuing operations consists of the following (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Current taxes:
Domestic	$12,153	$17,578	$27,637	$14,092
Foreign	1,988	(5,897)	6,551	(468)

	14,141	11,681	34,188	13,624

Deferred taxes:
Domestic	(597)	(3,509)	(13,836)	(9,063)
Foreign	2,390	2,185	(1,016)	198

	1,793	(1,324)	(14,852)	(8,865)

Total	$15,934	$10,357	$19,336	$4,759

Pre-tax income from domestic and foreign operations is set out below (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Pre-tax income
Domestic	$47,340	$49,223	$138,859	$98,087
Foreign	15,915	(12,685)	13,656	26,452

Total	$63,255	$36,538	$152,515	$124,539

The tax effect of temporary differences that give rise to significant portion of deferred tax assets and liabilities are presented below (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Deferred tax assets:
Leave pay obligation, accrued incentives, pension obligations, etc	$10,599	$11,827
Accounts receivable	760	866
Deferred revenue	745	387
Carry forward business and other losses	11,421	11,079
Payroll taxes and interest on payroll and corporate taxes	577	831
Stock based compensation costs	383	2,188
Unrealized loss on derivatives	4,373	1,325
Billings in excess of costs and estimated earnings on uncompleted contracts	937	534
MAT credit entitlement(1)	31,257	40,845
Others	212	176

Gross deferred assets	61,264	70,058
Less: Valuation allowance	(13,637)	(10,282)

Total deferred tax assets	47,627	59,776
Deferred tax liabilities:
Property and equipment	(32,066)	(3,484)
Undistributed earnings of U.S. branch	(2,772)	(1,529)
Unrealized gain on available for sale securities	(291)	(423)
Intangible assets	(40,267)	(1,601)
Tax deduction available for notional interest deduction	—	(500)
Tax deductible goodwill	—	(1,055)
Others	(81)	—

Total deferred tax liabilities	(75,477)	(8,592)

Net deferred tax assets	(27,850)	$51,184

Classified as
Deferred tax assets
Current	$18,992	$35,542
Noncurrent	11,630	16,622
Deferred tax liabilities
Current	—	—
Noncurrent	58,472	980

Net Deferred tax assets	$(27,850)	$51,184

(1)

Indian Companies that benefit from a holiday from India Corporate Income taxes are subjected to Minimum Alternate Tax (MAT). Until March 31, 2011, MAT provisions were applicable to units availing exemption under section 10A of the Income-tax Act, 1961. With effect from April 1, 2011 MAT has been extended to income in respect of which deduction is claimed under section 10AA of the Indian Income tax Act, 1961. Consequently, the Company has calculated the tax liability on units availing exemption after considering MAT. The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and set-off against future tax liabilities computed under normal tax provisions. Accordingly, deferred tax asset of $4.2 million, $16.9 million and $9.8 million has been recognized during fiscal year December 31, 2011, 2010 and 2009, respectively, in respect of MAT credit entitlement, which can be carried forward for a period of 10 years. During the period from January 1, 2011 through May 15, 2011 and May 16, 2011 through December 31, 2011 MAT amounting to $1.3 million and $6.9 million respectively has been utilized against current tax liabilities post expiry of 10 A benefits.

In assessing the realisability of deferred tax assets, management considers whether it is more likely than not, that some portion, or all, of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences and loss carry forward are deductible. Management considers the reversal of taxable temporary differences, the projected future taxable income, tax planning strategies and impact of tax exemptions currently available to the Company, in making this assessment. Based on the level of expected taxable incomes over the periods in which the deferred tax assets are deductible, management believes that it is more likely than not the Company will realize the benefits of those deductible differences, net of existing valuation allowances.

The operating loss of the subsidiaries in the UK amounting to $22.2 million can be carried forward for an indefinite period. The operating loss of the subsidiary in Mexico amounting to $3.1 million will expire at various dates through December 31, 2021. The operating loss of the subsidiary in Singapore amounting to $7.3 million can be carried forward for an indefinite period. The operating loss of subsidiary in Japan amounting to $0.6 million can be carried forward and will expire at various dates through December 31, 2018.

Deferred tax liability in respect of undistributed earnings of Patni's foreign subsidiaries as of December 31, 2011 aggregating $16.9 million has not been recognized in the financial statements, as such earnings are considered to be indefinitely re-invested. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $52.2 million.

The increase in valuation allowance of $3.3 million in the year 2011, is primarily due to additional valuation allowance of $2.7 million ($1.0 million for the period from May 16, 2011 through December 31, 2011 and $1.7 million for the period from January 1, 2011 through May 15, 2011) in respect of deferred tax asset recorded on net operating losses of subsidiaries in foreign jurisdiction for the year ended December 31,2011 and $0.6 million recorded on the date of acquisition of certain intangible assets in UK jurisdiction, where the Company believes that it is more likely than not, based on the available evidence that the asset will not be realized.

The increase in valuation allowance of $6.7 million in the year 2010, is primarily due to additional valuation allowance of $2.8 million in respect of deferred tax asset recorded on net operating losses of subsidiaries in foreign jurisdiction for the year ended December 31, 2010, valuation allowance of $1.8 million on deferred tax asset of Patni Telecom India (formerly known as Cymbal Information Services Pvt. Ltd.) comprising MAT credit entitlement and valuation allowance of $2.1 million on deferred tax asset recorded on long term capital loss arising on investment in available for sale securities, where the Company believes that it is more likely than not, based on available evidence that the asset will not be realized.

The reported income tax expense attributable to income from continuing operations differed from amounts computed by applying the enacted tax rate to income of Patni from continuing operations before income-taxes as a result of the following (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Income before income taxes	$63,255	$36,538	$152,515	$124,539
Weighted average enacted tax rate in India	32.45%	32.96%	33.41%	33.99%
Computed expected income tax expense	20,527	12,043	50,955	42,331
Effect of:
Income exempt from tax	(5,236)	(6,290)	(40,369)	(30,674)
Changes in valuation allowance	1,073	1,666	6,681	3,601
Carry forward losses on long term capital loss	(1,108)	(38)	(2,063)	(412)
Non deductible expenses	2,736	897	2,347	2,003
U.S. State taxes, net of federal tax benefit	441	(682)	471	1,021
Branch taxes	3,421	3,265	9,371	9,733
Reversal of the uncertain tax positions due to the expiration of the statute of limitation	(7,648)	—	(6,735)	(7,629)
Foreign income taxed at different rates	699	326	1,028	649
Change in statutory tax rate on deferred taxes	—	—	45	—
Profit on sale of investments taxed at other than statutory rate	—	—	(607)	(3,093)
Change to prior year tax expense estimates	—	—	—	(9,423)
Reversal of prior year tax	470	(671)	(1,845)	(3,453)
Others	559	(159)	57	105

Reported income tax expenses	$15,934	$10,357	$19,336	$4,759

The Company conducts its business globally, and, as a result, the Company and some of its subsidiaries file income tax returns in India, the U.S., and various foreign jurisdictions. The tax years ended March 31, 2000 to March 31, 2011 remains open to examination by the Indian tax authorities. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2008 with regard to the Company's U.S. branch and with regard to Patni U.S.A.

The Tax holiday available to the Company for Software Technology Parks of India ("STPI") units under section 10A of the Income-tax Act, 1961 expired on March 31, 2011. As a result, a substantial portion of profits of the Patni India operations is now taxable as per the normal provisions of the Indian Income-tax Act. However, the Company is eligible to claim the exemption on its profits earned from its undertakings situated in Special Economic Zones ("SEZ") in India in respect of 100% of the export profits for a period of 5 years and 50% of such profits for next 5 years and 50% of the profits for further period of 5 years subject to satisfaction of certain capital investments requirements. The aggregate tax effect on net income of the above tax holiday and export incentive schemes were $2.2 million, $10.8 million, $36.6 million and $27.1 million for the period from May 16, 2011 through December 31, 2011, for the period from January 1, 2011 through May 15, 2011, and the years ended December 31, 2010 and 2009, respectively. Further, the per share effect of this exemption on net income was $0.02 million, $0.08 million, $0.28 million and $0.21 million for the period from May 16, 2011 through December 31, 2011, for the period from January 1, 2011 through May 15, 2011, and the years ended December 31, 2010 and 2009, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	As of December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Beginning balance	34,819	32,415	32,371	45,872
Additions based on tax positions related to current year	4,256	2,695	8,483	8,355
Settlement	(243)	—	—	(202)
Reductions for tax positions of prior years	(186)	—	(1,229)	(13,675)
Reductions for tax positions due to lapse of statute of limitations	(8,160)	—	(7,265)	(8,222)
Exchange difference	(262)	(291)	54	244

Ending Balance	30,224	34,819	32,414	32,372

The Company recognizes interest and penalties related to uncertain tax positions in other (expense)/ income. The company recorded interest expenses relating to uncertain position of $0.2 million for the period from January 1, 2011 through May 15, 2011 and $0.4 million for the period from May 16, 2011 through December 31, 2011 and reversed $0.8 million for the period from 16 May 2011 through 31 December 2011 on account of expiry of statute of limitation with regard to its U.S. Branch for the fiscal year ended March 31, 2008. During year ended December 31, 2010, the Company reversed interest net of tax provision amounting to $0.3 million mainly on account of expiry of statute of limitation with regard to its U.S. Branch for the fiscal year ended March 31, 2007 amounting to $1.1 million. During year ended December 31, 2009, the Company reversed interest and penalties net of provision amounting to $2.0 million mainly on account of reversal of $1.8 million arising on account of completion of assessment with IRS for years 2005 and 2006 for Patni U.S.A. and $1.2 million on account of expiry of statute of limitation with regard to U.S. Branch for the fiscal year ended March 31, 2006. As of December 31, 2011 and 2010, the Company has recognized $1.3 million and $1.5 million, respectively, as accrued interest and penalties related to uncertain tax positions.

As of December 31, 2011 and 2010, the Company has $25.3 million and $30.0 million, respectively, of net unrecognized tax benefits arising out of tax positions which would affect the effective tax rate, if recognized. Although, it is difficult to anticipate the final outcome on timing of resolution of any particular uncertain tax position, the Company believes that the total amount of unrecognized tax benefits will be decreased by $7.2 million during the next 12 months due to expiry of statute of limitation.